Property and Equipment and Related Accumulated Depreciation (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property, Plant and Equipment [Line Items]
Computer equipment	$ 50,873,932	320,195,440	276,843,360
Leasehold improvements	343,121	2,159,574	927,186
Furniture and fixtures	3,421,518	21,534,695	18,449,740
Motor vehicles	741,845	4,669,096	4,669,096
Property	33,603,629	211,497,878
Property, Plant and Equipment, Gross, Total	88,984,045	560,056,683	300,889,382
Less: Accumulated depreciation	(33,427,410)	(210,388,776)	(157,603,079)
Property and equipment, net	$ 55,556,635	349,667,907	143,286,303